Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Intangible assets	£ 12,557	£ 12,572
Property, plant and equipment	4,455	4,089
Biological assets	34	23
Investments in associates and joint ventures	3,173	3,009
Other investments	49	46
Other receivables	53	46
Other financial assets	404	182
Deferred tax assets	138	122
Post employment benefit assets	1,060	935
Non-current assets, Total	21,923	21,024
Current assets
Inventories	5,472	5,015
Trade and other receivables	2,694	2,678
Corporate tax receivable	83	65
Assets held for sale	65	24
Other financial assets	127	35
Cash and cash equivalents	932	874
Current assets, Total	9,373	8,691
Total assets	31,296	29,715
Current liabilities
Borrowings and bank overdrafts	(1,959)	(1,828)
Other financial liabilities	(333)	(230)
Trade and other payables	(4,202)	(3,950)
Liabilities held for sale	(32)	0
Corporate tax payable	(378)	(243)
Provisions	(99)	(109)
Current liabilities, Total	(7,003)	(6,360)
Non-current liabilities
Borrowings	(10,596)	(8,074)
Other financial liabilities	(124)	(212)
Other payables	(222)	(209)
Provisions	(317)	(288)
Deferred tax liabilities	(2,032)	(1,987)
Post employment benefit liabilities	(846)	(872)
Non-current liabilities, Total	(14,137)	(11,642)
Total liabilities	(21,140)	(18,002)
Net assets	10,156	11,713
Equity
Share capital	753	780
Share premium	1,350	1,349
Other reserves	2,372	2,133
Retained earnings	3,886	5,686
Equity attributable to equity shareholders of the parent company	8,361	9,948
Non-controlling interests	1,795	1,765
Total equity	£ 10,156	£ 11,713